Fair Value Measurements (Details) - Schedule of change in the fair value of the preferred share warrants liability - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of change in the fair value of the preferred share warrants liability [Abstract]
Beginning of year		$ 12,241
Change in fair value		11,373
Reclassification of Warrants into equity		(23,614)
End of period